Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

5.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	June 30, 2023	December 31, 2022

Prepaid insurance	$865	$765
Prepaid rent	114	3
Other prepaid expenses	229	100
Total prepaid expenses and other current assets	$1,208	$868